INCOME TAXES (Details 2)	12 Months Ended
Mar. 31, 2018
Domestic Tax Authority [Member] | United States - Federal [Member]
Income Tax Examination Open Tax Years	2014 – present
Domestic Tax Authority [Member] | United States - State [Member]
Income Tax Examination Open Tax Years	2014 – present
Foreign Tax Authority [Member] | Canada - Federal [Member]
Income Tax Examination Open Tax Years	2013 – present
Foreign Tax Authority [Member] | Canada - Provincial [Member]
Income Tax Examination Open Tax Years	2013 – present